Taxation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unused tax losses for which deferred tax asset recognised or not	€ 4,808	€ 4,790
Unused tax credits for which deferred tax asset recognised or not	454	524
Unused tax losses for which no deferred tax asset recognised	4,246	4,272
Unused tax credits for which no deferred tax asset recognised	429	497
Tax losses for which deferred tax has not been recognized and which have a date to expire	4,195	4,108
Other deductible temporary differences for which no deferred tax asset recognised	1,445	48
Aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	2,097	2,476
Uncertain tax provision	879	€ 787
Uncertain tax provision for amortization of intangible asset	186
Adjustment of uncertain tax provision related to amortization of goodwill	59
Interest expense for which no Deferred tax asset has been recognised	€ 1,193